SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
Lease liabilities – current portion	$ 54,338	$ 34,143
Lease liabilities – non-current portion	234,036
Total	$ 288,374	$ 34,143